Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net income before allocation to noncontrolling interests	[1],[2],[3],[4]	$ 11,188	$ 21,355	$ 7,246
Adjustments to reconcile net income before allocation to noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization	[1]	6,384	6,269	5,757
Asset write-offs and impairments	[1]	3,398	634	1,613
Loss on sale of HIS net assets	[1],[5]	(1)	55	1,712
TCJA impact	[1],[6]	(596)	(10,660)	0
Deferred taxes from continuing operations	[1]	(2,205)	(2,410)	(700)
Share-based compensation expense	[1]	949	840	691
Benefit plan contributions in excess of expense	[1]	(1,095)	(961)	(712)
Other adjustments, net	[1]	(1,268)	344	487
Other changes in assets and liabilities, net of acquisitions and divestitures:
Trade accounts receivable	[1]	(644)	259	(134)
Inventories	[1]	(717)	(357)	365
Other assets	[1]	(16)	7	(47)
Trade accounts payable	[1]	431	46	871
Other liabilities	[1]	98	(67)	(223)
Other tax accounts, net	[1]	(78)	1,446	(734)
Net cash provided by operating activities	[1]	15,827	16,802	16,192
Investing Activities
Purchases of property, plant and equipment	[1]	(2,042)	(1,956)	(1,823)
Purchases of short-term investments	[1]	(11,677)	(14,596)	(15,957)
Proceeds from redemptions/sales of short-term investments	[1]	17,581	10,302	29,414
Net (purchases of)/proceeds from redemptions/sales of short-term investments with original maturities of three months or less	[1]	(3,917)	2,058	(4,218)
Purchases of long-term investments	[1]	(1,797)	(3,537)	(8,011)
Proceeds from redemptions/sales of long-term investments	[1]	6,244	3,579	11,268
Acquisitions of businesses, net of cash acquired	[1]	0	(1,000)	(18,368)
Acquisitions of intangible assets	[1]	(154)	(261)	(176)
Other investing activities, net	[1],[7]	288	671	80
Net cash provided by/(used in) investing activities	[1]	4,525	(4,740)	(7,791)
Financing Activities
Proceeds from short-term borrowings	[1]	3,711	8,464	7,472
Principal payments on short-term borrowings	[1]	(4,437)	(9,947)	(5,093)
Net (payments on)/proceeds from short-term borrowings with original maturities of three months or less	[1]	(1,617)	1,422	(3,060)
Proceeds from issuance of long-term debt	[1]	4,974	5,274	10,976
Principal payments on long-term debt	[1]	(3,566)	(6,154)	(7,689)
Purchases of common stock	[1]	(12,198)	(5,000)	(5,000)
Cash dividends paid	[1]	(7,978)	(7,659)	(7,317)
Proceeds from exercise of stock options	[1]	1,259	862	1,019
Other financing activities, net	[1]	(588)	(611)	(536)
Net cash used in financing activities	[1]	(20,441)	(13,350)	(9,228)
Effect of exchange-rate changes on cash and cash equivalents and restricted cash and cash equivalents	[1]	(116)	53	(215)
Net decrease in cash and cash equivalents and restricted cash and cash equivalents	[1]	(205)	(1,235)	(1,041)
Cash and cash equivalents and restricted cash and cash equivalents, beginning	[1]	1,431	2,666	3,707
Cash and cash equivalents and restricted cash and cash equivalents, end	[1]	1,225	1,431	2,666
Supplemental Cash Flow Information
Exchange of $1.1 billion net book value 6.50% U.K. pound denominated bonds maturing in 2038 for $1.8 billion of new 2.735% U.K. pound denominated bonds maturing in 2043, resulting in a debt extinguishment loss of $747 million	[1],[8]	0	1,848	0
Receipt of ICU Medical common stock	[1],[7]	0	428	0
Promissory note from ICU Medical	[1],[7]	0	75	0
Cash paid (received) during the period for:
Income taxes	[1]	3,655	2,489	2,521
Interest	[1]	1,311	1,518	1,451
Interest rate hedges	[1]	(38)	(199)	(338)
Cerevel Therapeutics [Member]
Supplemental Cash Flow Information
Equity investment in exchange for Pfizer's assets	[1],[7]	343	0	0
Allogene [Member]
Supplemental Cash Flow Information
Equity investment in exchange for Pfizer's assets	[1],[7]	$ 92	$ 0	$ 0

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.
[3]	Amounts may not add due to rounding.
[4]	Amounts may not add due to rounding.
[5]	In 2018 and 2017, represents adjustments to amounts previously recorded in 2016 to write down the HIS net assets to fair value less costs to sell related to the sale of HIS net assets to ICU Medical on February 3, 2017. In 2016, represents a charge related to the write-down of the HIS net assets to fair value less estimated costs to sell. See Note 2B for additional information.
[6]	As a result of the enactment of the TCJA in December 2017, Pfizer’s Provision/(benefit) for taxes on income (i) for the year ended December 31, 2017 was favorably impacted by approximately $10.7 billion, primarily reflecting the remeasurement of U.S. deferred tax liabilities, which includes the repatriation tax on deemed repatriated accumulated post-1986 earnings of foreign subsidiaries and (ii) for the year ended December 31, 2018 was favorably impacted by approximately $600 million, primarily related to certain tax initiatives associated with the TCJA, as well as favorable adjustments to the provisional estimates of the legislation. See Note 5A. Tax Matters: Taxes on Income from Continuing Operations for additional information.
[7]	For additional information, see Note 2B. Acquisitions, Divestitures, Assets and Liabilities Held for Sale, Licensing Arrangements, Research and Development and Collaborative Arrangements, Equity-Method Investments and Privately Held Investment: Divestitures.
[8]	The $747 million is included in the net loss of $846 million upon the exchange and early retirement of the U.K. pound-denominated debt. See Note 7D. Financial Instruments: Long-Term Debt for additional information.